Secured Term Loan Facilities and Revolving Credit Facilities - Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities (Parenthetical) (Detail)
$ in Thousands
Jun. 30, 2020 USD ($)
Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Due to related parties	$ 3,000